Common shares (Tables)	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
Schedule of share capital	Share capital as at December 31, 2019 and June 30, 2020 was as follows:

	Issued and fully paid share capital $0.10 par value each
	Shares	$ millions
As at December 31, 2019	100,234,973	10
As at June 30, 2020	100,329,887	10